Revenue Recognition (Details) - Schedule of revenues under each performance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenues Under Each Performance Abstract
Hosted services	$ 17,743	$ 12,764
Professional services	4,220	7,142
Monetization	844	1,291
Licensing	8,322
Total	$ 31,129	$ 21,197